Shareholder Fees {- Fidelity Contrafund K6}	Mar. 01, 2022 USD ($)
12.31 Fidelity Contrafund K6 PRO-07 | Fidelity Contrafund K6
Shareholder Fees:
(fees paid directly from your investment)	none